Financial result, net - Summary of Financial Result Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Finance Income Cost [Abstract]
Interest earned on bank deposits	$ 264	$ 556	$ 334
Foreign exchange gains	3,035	2,058	734
Gains from fair value of derivative financial instruments	2,317	174	0
Marketable securities and short term investments gains	1,614	1,116	224
Other financial income	184	0	0
Financial income	7,414	3,904	1,292
Foreign exchange losses	(4,223)	(4,401)	(3)
Losses from fair value of derivative financial instruments	(2,510)	(582)	(268)
Interest on loans	(94)	(219)	(449)
Interest on lease liabilities	(696)	(775)	(870)
Short-term investments losses	(974)	0	0
Adjustment of hyperinflation	(2,274)	(779)	(409)
Other financial expenses	(1,287)	(282)	(1,187)
Financial expense	(12,058)	(7,038)	(3,186)
Financial result, net	$ (4,644)	$ (3,134)	$ (1,894)